Schedule of loss allowance for accounts receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
At January 1	$ 331,761
Provision for expected credit losses		19,247,269
Write-offs			(18,915,508)
As of December 31	331,761	$ 331,761	331,761
Financial assets at amortized cost	504,240		455,133
Other receivables (including Long-term receivables)	198,277
Other receivables	198,277		2,638
Guarantee deposits paid	79,564		142,364
Loans	6,067,248		10,332,185
Short-term loans	2,634,864		10,990,604
Accounts payable	1,396,795		180,954
Other payables	595,175		941,159
Other current liabilities	1,100,985		13,467
Lease liabilities	33,452		82,078
Long-term loans (including current portion)	5,826,689		1,652,258
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	2,171,226		6,610,518
Short-term loans	2,634,864		10,990,604
Accounts payable	1,396,795		180,954
Other payables	595,175		941,159
Other current liabilities	1,100,985
Lease liabilities	33,452		82,078
Long-term loans (including current portion)	1,134,239		624,620
Later than one year [member]
IfrsStatementLineItems [Line Items]
Loans	3,896,022		3,721,667
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Accounts payable
Other payables
Other current liabilities
Lease liabilities
Long-term loans (including current portion)	4,692,450		1,027,638
Six Months [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	504,240
Other receivables (including Long-term receivables)	198,277
Other receivables			2,638
Guarantee deposits paid	79,564
Significant Increase In Credit Risk [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables (including Long-term receivables)
Other receivables
Guarantee deposits paid
Impairment of Credit [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Other receivables (including Long-term receivables)
Other receivables
Guarantee deposits paid
Twelve Months [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost			455,133
Other receivables			2,638
Guarantee deposits paid			$ 142,364